Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Investment companies: 98.59%
Affiliated master portfolios: 54.37%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 6,324,830
Allspring Core Bond Portfolio		9,028,309
Allspring Disciplined Large Cap Portfolio		35,983,565
Allspring Emerging Growth Portfolio		2,645,796
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,410,242
Allspring Factor Enhanced International Equity Portfolio		26,396,199
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		15,033,276
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		4,397,165
Allspring Real Return Portfolio		16,828,166
Allspring Small Company Value Portfolio		2,647,479
		122,695,027
Alternative investment funds: 5.87%
Allspring Alternative Risk Premia Fund Class R6 ♠†	323,732	2,997,763
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,573,081	10,256,488
		13,254,251
Bond funds: 8.85%
Allspring Global Investment Grade Credit Fund Class R6 ♠	513,126	4,433,412
Allspring High Yield Bond Fund Institutional Class ♠	3,692,588	10,782,356
Allspring Income Plus Fund Institutional Class ♠	547,448	4,740,903
		19,956,671
Exchange-traded funds: 16.28%
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	41,085	1,154,078
iShares Core MSCI EAFE ETF	90,393	5,269,008
iShares Core MSCI Emerging Markets ETF	56,215	2,724,179
iShares Core S&P 500 ETF	44,420	17,642,736
iShares Core S&P Small-Cap ETF	45,200	4,393,440
iShares Core U.S. Aggregate Bond ETF	55,207	5,559,897
		36,743,338
Multi-asset funds: 3.97%
Allspring Diversified Income Builder Fund Class R6 ♠	1,681,898	8,947,697
Stock funds: 9.25%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	592,737	5,459,105
Allspring Emerging Markets Equity Fund Class R6 ♠	181,310	4,356,879
Allspring Premier Large Company Growth Fund Class R6 ♠†	441,134	5,456,829
Allspring Special Large Cap Value Fund Class R6 ♠†	500,049	5,600,545
		20,873,358
Total Investment companies (Cost $218,707,318)		222,470,342

See accompanying notes to portfolio of investments

Allspring Spectrum Growth Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.43%
Investment companies: 0.43%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	966,952	$ 966,952
Total Short-term investments (Cost $966,952)				966,952
Total investments in securities (Cost $219,674,270)	99.02%			223,437,294
Other assets and liabilities, net	0.98			2,221,086
Total net assets	100.00%			$225,658,380

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$3,138,549	$112,783	$(359,962)	$29,943	$76,450	$2,997,763
Allspring Discovery Large Cap Growth Fund Class R6†	6,069,094	289,725	(937,318)	(202,776)	240,380	5,459,105
Allspring Diversified Income Builder Fund Class R6	9,642,438	126,146	(384,798)	(65,417)	(370,672)	8,947,697
Allspring Emerging Markets Equity Fund Class R6	4,728,342	160,705	(240,490)	(117,150)	(174,528)	4,356,879
Allspring Global Investment Grade Credit Fund Class R6	4,811,276	119,160	(319,728)	(80,604)	(96,692)	4,433,412
Allspring High Yield Bond Fund Institutional Class	11,640,635	610,198	(888,797)	(128,389)	(451,291)	10,782,356
Allspring Income Plus Fund Institutional Class	5,010,516	307,530	(405,076)	(31,136)	(140,931)	4,740,903
Allspring Premier Large Company Growth Fund Class R6†	6,071,093	237,004	(818,783)	(147,232)	114,747	5,456,829
Allspring Special Large Cap Value Fund Class R6†	6,051,349	64,146	(259,484)	(29,615)	(225,851)	5,600,545
Short-term investments
Allspring Government Money Market Fund Select Class	966,952	7,863,210	(7,863,210)	0	0	966,952
				$(772,376)	$(1,028,388)	$53,742,441

†	Non-income-earning security

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Growth Fund

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	323,732	$0
Allspring Discovery Large Cap Growth Fund Class R6†	592,737	0
Allspring Diversified Income Builder Fund Class R6	1,681,898	102,614
Allspring Emerging Markets Equity Fund Class R6	181,310	0
Allspring Global Investment Grade Credit Fund Class R6	513,126	27,052
Allspring High Yield Bond Fund Institutional Class	3,692,588	148,658
Allspring Income Plus Fund Institutional Class	547,448	39,161
Allspring Premier Large Company Growth Fund Class R6†	441,134	0
Allspring Special Large Cap Value Fund Class R6†	500,049	0
Short-term investments
Allspring Government Money Market Fund Select Class	966,952	1,631
		$319,116

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	1.60%	2.28%	$(142,713)	$(41,833)	$28,806	$0	$2,906	$6,324,830
Allspring Core Bond Portfolio	0.19	0.19	(189,346)	(132,252)	62,251	0	1,688	9,028,309
Allspring Disciplined Large Cap Portfolio	14.75	14.80	147,808	(2,251,621)	0	178,037	2,668	35,983,565
Allspring Emerging Growth Portfolio	0.77	0.71	(92,629)	167,151	0	1,782	863	2,645,796
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.74	3.00	(117,778)	(264,538)	0	55,928	489	3,410,242
Allspring Factor Enhanced International Equity Portfolio	5.38	5.78	(389,240)	(2,901,217)	0	142,298	3,717	26,396,199
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	2.79	3.14	514,922	(1,282,708)	0	62,381	1,332	15,033,276
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.21	3.63	(32,513)	(88,633)	0	19,164	558	4,397,165
Allspring Real Return Portfolio	7.69	7.85	(16,462)	(873,982)	377,274	16,351	549	16,828,166
Allspring Small Company Value Portfolio	0.49	0.46	26,057	(201,184)	0	12,774	830	2,647,479
			$(291,894)	$(7,870,817)	$468,331	$488,715	$15,600	$122,695,027
See accompanying notes to portfolio of investments

Allspring Spectrum Growth Fund  |  3

Portfolio of investments—August 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	92	9-16-2022	$6,427,741	$6,762,920	$335,179	$0
E-Mini Energy Select Sector Futures	36	9-16-2022	2,805,358	3,017,880	212,522	0
MSCI Emerging Markets Index	59	9-16-2022	2,980,314	2,896,605	0	(83,709)
Australian Dollar Futures	71	9-19-2022	5,105,100	4,861,725	0	(243,375)
Japanese Yen Futures	73	9-19-2022	6,746,022	6,586,425	0	(159,597)
10-Year U.S. Treasury Notes	246	12-20-2022	28,964,521	28,758,938	0	(205,583)
Short
E-Mini Russell 2000 Index	(31)	9-16-2022	(2,953,432)	(2,859,130)	94,302	0
E-Mini S&P 500 Index Futures	(117)	9-16-2022	(23,999,514)	(23,145,525)	853,989	0
Euro Stoxx 50 Index	(93)	9-16-2022	(3,260,890)	(3,289,806)	0	(28,916)
MSCI EAFE Index	(51)	9-16-2022	(4,780,109)	(4,659,105)	121,004	0
British Pound Futures	(64)	9-19-2022	(5,034,675)	(4,647,200)	387,475	0
Euro FX Futures	(53)	9-19-2022	(6,767,242)	(6,662,100)	105,142	0
U.S. Ultra Treasury Bonds	(54)	12-20-2022	(8,088,066)	(8,073,000)	15,066	0
					$2,124,679	$(721,180)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Growth Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Spectrum Growth Fund  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$99,775,315	$0	$0	$99,775,315
Short-term investments
Investment companies	966,952	0	0	966,952
Investments measured at net asset value*				122,695,027
	100,742,267	0	0	223,437,294
Futures contracts	2,124,679	0	0	2,124,679
Total assets	$102,866,946	$0	$0	$225,561,973
Liabilities
Futures contracts	$721,180	$0	$0	$721,180
Total liabilities	$721,180	$0	$0	$721,180

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $122,695,027 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2022, $2,597,852 was segregated as cash collateral for open futures contracts.
For the three months ended August 31, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

6  |  Allspring Spectrum Growth Fund